BUSINESS ACQUISITION - Allocation of the purchase prices (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Allocation of the purchase prices
Goodwill	$ 64,222	$ 75,021
Shandong
Allocation of the purchase prices
Capital injection receivable	1,148
Inventory	3,721
Goodwill	26,550
Noncontrolling interest	7,965
The purchase price comprised of:
- Cash consideration	2,203
- Forgiveness of financing receivable	2,666
- Contingent consideration	18,585
Total	23,454
Chongqing
Allocation of the purchase prices
Cash	2,727
Inventory	2,791
Goodwill	13,277
Noncontrolling interest	4,801
The purchase price comprised of:
- Cash consideration	2,721
- Forgiveness of financing receivable	888
- Contingent consideration	9,294
Total	12,903
Wuhan
Allocation of the purchase prices
Capital injection receivable	3,125
Inventory	8,786
Goodwill	10,405
Noncontrolling interest	3,121
The purchase price comprised of:
- Cash consideration	8,470
- Forgiveness of financing receivable	3,441
- Contingent consideration	7,284
Total	$ 19,195